Concentrations (Details) - Schedule of concentration of customers, suppliers & geographic area - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Concentration Risk [Line Items]
Total cash and cash equivalents	$ 38,013	$ 348,834
Concentration risk, percentage	100.00%	100.00%
United States [Member]
Concentration Risk [Line Items]
Total cash and cash equivalents
China [Member]
Concentration Risk [Line Items]
Total cash and cash equivalents	$ 31,787	$ 340,381
Concentration risk, percentage	84.00%	98.00%
Singapore [Member]
Concentration Risk [Line Items]
Total cash and cash equivalents	$ 6,226	$ 8,453
Concentration risk, percentage	16.00%	2.00%